OTHER RECEIVABLES, NET (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other Receivables [Line Items]
Due from suppliers	$ 1,153,700	$ 1,101,866
Advances to employees	201,252	53,516
Other Receivables, Gross, Current	1,354,952	1,155,382
Allowance for doubtful accounts	(598,747)	(598,747)
Other Receivables, Net, Current, Total	$ 756,205	$ 556,635